UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION
INVESTMENT COMPANY ACT OF 1940
Release No. 32133 / May 31, 2016
________________________________________________
In the Matter of :
:
FRANKLIN TEMPLETON ETF TRUST :
FRANKLIN ADVISERS, INC :
FRANKLIN TEMPLETON DISTRIBUTORS, INC. :
One Franklin Parkway :
San Mateo, California 94403-1906 :
:
(812-14566) :
_________________________________________________
ORDER UNDER SECTIONS 6(c), 12(d)(1)(J) AND 17(b) OF THE INVESTMENT COMPANY ACT OF 1940
Franklin Templeton ETF Trust, Franklin Advisers, Inc. and Franklin
 Templeton Distributors,
Inc. filed an application on October 16, 2015, and an amendment to the application on April 11,
2016, requesting an order under section 6(c) of the Investment Company Act of 1940 ("Act") for
an exemption from sections 2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-1 under the
Act, under section 12(d)(1)(J) of the Act for an exemption from sections 12(d)(1)(A) and
12(d)(1)(B) of the Act, and under sections 6(c) and 17(b) of the Act for an exemption from sections 17(a)(1) and 17(a)(2) of the Act.
The order permits: (a) series of certain open-end management investment companies to issue shares ("Shares") redeemable in large aggregations only
("Creation Units"); (b) secondary
market transactions in Shares to occur at negotiated market prices rather than at net asset value;
(c) certain series to pay redemption proceeds, under certain circumstances, more than seven days after the tender of Shares for redemption; (d) certain affiliated persons of the series to deposit securities into, and receive securities from, the series in connection with the purchase and redemption of Creation Units; and (e) certain registered management investment companies and unit investment trusts outside of the same group of investment companies as the series to acquire
Shares.
On May 5, 2016, a notice of the filing of the application was issued (Investment Company Act
Release No. 32105). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be
issued unless a hearing was ordered.
No request for a hearing has been filed, and the Commission
has not ordered a hearing.
The matter has been considered and it is found, on the basis of the information set forth in the
application, as amended, that granting the requested exemptions is appropriate in the public
2
interest and consistent with the protection of investors and the purposes fairly intended by the
policy and provisions of the Act.
It is further found that the terms of the proposed transactions, including the consideration to be
paid or received, are reasonable and fair and do not involve overreaching on the part of any person concerned, and that the proposed transactions are consistent with the policy of each
registered investment company concerned and with the general purposes of the Act.
Accordingly, in the matter of Franklin Templeton ETF Trust, et al. (File No. 812-14566),
IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from sections
2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-1 under the Act is granted, effective
immediately, subject to the conditions contained in the application, as amended.
IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act, that the requested exemption
from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act is granted, effective immediately, subject
to the conditions contained in the application, as amended.
IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act, that the requested
exemption from sections 17(a)(1) and 17(a)(2) of the Act is
 granted, effective immediately,
subject to the conditions contained in the application, as amended.
For the Commission, by the Division of Investment Management, under delegated authority.
Brent J. Fields
Secretary